REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE PREFERRED SHARES
Schedule of change in the carrying amount of redeemable non-controlling interests

	Year ended December 31,
	2020	2021
Balance at beginning of the year	—	120,820
Capital injection from CPE Fund	105,000	208,801
Net loss attributable to redeemable non-controlling interests	(2,807)	(2,592)
Accretion to redemption value of redeemable non-controlling interests	18,627	77,644
Balance at end of the year	120,820	404,673